Vessels (Tables)	9 Months Ended
Sep. 30, 2020
Vessels [Abstract]
Vessel Costs
Cost of Vessels
$ in thousands
At January 1, 2020	2,106,997
Transferred from vessels upgrades	6,196
At September 30, 2020	2,113,192

Depreciation, impairment and amortization*
$ in thousands
At January 1, 2020	517,553
Depreciation and amortization	91,616
Impairment charges	4,920
At September 30, 2020	614,089

Carrying Amount
$ in thousands
At January 1, 2020	1,589,444
At September 30, 2020	1,499,103

*Accumulated numbers

Cost of vessel upgrades
$ in thousands
At January 1, 2020	11,652
Additions	15,850
Transferred to vessels	(6,196)
At September 30, 2020	21,306

Carrying Amount
$ in thousands
At January 1, 2020	11,652
At September 30, 2020	21,306